Harbor Human Capital Factor US Small Cap ETF Investment Objectives and Goals - Harbor Human Capital Factor US Small Cap ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Harbor Human Capital Factor US Small Cap ETF Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Human Capital Factor Small Cap Index (the “Index”).